Contractual Purchase Commitments (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2016	$ 155,525
2017	6,457
2018	1,361
2019	451
2020	451
Thereafter	1,575
Total	$ 165,820